INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 5,463		₽ 1,345	₽ 427	$ 77.6	$ 19.1	₽ 439
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	440	$ 6.3	209	₽ 24
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 807		₽ 367		$ 11.5